Document and Entity Information	Oct. 31, 2024
Document Information [Line Items]
Document Period End Date	Oct. 31, 2024
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	FLAGSTAR FINANCIAL, INC.
Entity Central Index Key	0000910073
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-1377322
Entity Address, City or Town	Hicksville,
Entity Address, Postal Zip Code	11801
City Area Code	516
Local Phone Number	683-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity File Number	1-31565
Entity Address, Address Line One	102 Duffy Avenue,
Entity Address, State or Province	NY
Entity Information, Former Legal or Registered Name	New York Community Bancorp, Inc.
Common Stock
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	FLG
Bifurcated Option Note Unit Securities [Member]
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Bifurcated Option Note Unit SecuritiESSM
Trading Symbol	FLG PRU
Fixed To Floating Rate Series A Noncumulative Perpetual Preferred Stock [Member]
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares each representing a 1/40th interest in a share of Fixed-to-Floating Rate Series A Noncumulative Perpetual Preferred Stock
Trading Symbol	FLG PRA